Related party transactions - Key management personnel compensations (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Wages and salaries	¥ 21,661	¥ 23,389	¥ 14,502
Welfare and other benefits	2,108	2,253	1,948
Share?based payments	1,166	360	37
Total	¥ 24,935	¥ 26,002	¥ 16,487